Income taxes - Components of income before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Switzerland	$ (21,152)	$ (10,907)	$ (6,524)
Foreign	(13,056)	(7,209)	3,481
Loss before income tax expense	$ (34,208)	$ (18,116)	$ (3,043)